Related Party Transactions (Details) - Related Party - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
The Sunseeker Trust
Related Party Transaction [Line Items]
Rent expense						$ 0.1
Fitzgerald Manufacturing Partners
Related Party Transaction [Line Items]
Rent expense	$ 0.2	$ 0.2	$ 0.4	$ 0.4	$ 0.7	$ 0.7